DIRECTORS LOAN (Details Narrative)		1 Months Ended	3 Months Ended		9 Months Ended
	Dec. 13, 2021 CAD ($)	Jun. 15, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)
Directors Loans
Interest rate		12.00%			10.00%
Short term loan		$ 250,000
Principal balance			$ 747,148		$ 747,148	$ 747,148		$ 747,148	$ 648,005	$ 648,005	$ 644,642	$ 1,000,000
Interest paid	$ 160,000		$ 25,205	$ 35,574	$ 75,342		$ 99,574
Loan bonus share issued, share | shares					16,000,000
Loan bonus share expiration					five years
Exercise price | $ / shares						$ 0.05
Loan Amendment Agreement					$ 100,000
Loan									$ 1,176,470
Bonus warrant exercise price | $ / shares						$ 0.085